Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss	$ (25,674)	$ (20,467)	$ (130,356)	$ (35,181)	$ (63,544)	$ (35,835)
Other comprehensive loss (net of tax):
Foreign currency translation gain (loss)	(7)	(11)	(18)	(6)	0	12
Comprehensive loss	$ (25,681)	$ (20,478)	$ (130,374)	$ (35,187)	$ (63,544)	$ (35,823)